Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) (USD $)	0 Months Ended	3 Months Ended			12 Months Ended			0 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2014	May 28, 2014	May 05, 2014
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Number of Reportable Segments					3
Number of Companies Separated in Spin-Off										2
Stock Issued During Period, Shares, New Issues (in Shares)					106,538,000
Payments of Distributions to Affiliates					$ 750,000,000
Debt Instrument, Face Amount		775,000,000			775,000,000
Gains (Losses) on Extinguishment of Debt			(3,500,000)	1,200,000	(3,455,000)	(1,207,000)
Costs Incurred, Development Costs					4,350,000
Impairment of Intangible Assets (Excluding Goodwill)		76,200,000			76,200,000
Income Tax Expense (Benefit)		26,100,000			31,379,000	56,056,000	84,266,000
Goodwill, Impairment Loss	202,700,000	202,700,000
Goodwill		45,260,000			45,260,000	261,056,000
Substantial Business Activity, Threshold					25.00%
Approximate Percentage of Operations in Canada					50.00%
Common Stock - Civeo [Member] | Spinoff [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio								2
Common Stock - Oil States [Member] | Spinoff [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio								1
Reduced the Value of Fixed Assets [Member] | U.S. Segment [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use					55,800,000
Reduced the Value of Amortizable Intangible Assets [Member] | U.S. Segment [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					3,200,000
Australian Segment [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			9,000,000		9,000,000
Goodwill, Impairment Loss	186,100,000	186,100,000			186,100,000
U.S. Segment [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		59,000,000			59,000,000
Goodwill, Impairment Loss	16,600,000	16,600,000			16,600,000
Canadian Segment [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		17,200,000			17,200,000
Goodwill	45,300,000
Allocated to Civeo [Member] | U.S. Term Loan [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Debt Instrument, Term									5 years
Debt Instrument, Face Amount									775,000,000
Allocated to Civeo [Member] | Revolving Credit Facility [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									450,000,000
U.S. Term Loan [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Debt Instrument, Term									5 years
Spinoff [Member] | Cash [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Payments of Distributions to Affiliates									750,000,000
Spinoff [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)										106,538,044
Revolving Credit Facility [Member]
Note 1 - Description of Business, 2014 Events and Basis of Presentation (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 450,000,000			$ 450,000,000				$ 650,000,000
Debt Instrument, Term									5 years